RELATED PARTY TRANSACTIONS - Additional Information (Details) - USD ($)	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
RELATED PARTY TRANSACTIONS
Key management personnel compensation, contingent termination benefits	$ 3,400,000
Special committee fees	$ 0	$ 100,000